Restatement of Consolidated Financial Statements	6 Months Ended
Jun. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement of Consolidated Financial Statements	Restatement of Consolidated Financial StatementsAs more fully discussed in the Form 10-K/A filed on March 17, 2023, the Company restated its consolidated financial statements as of December 31, 2021 and 2020, and for the years then ended to correct errors related to purchase accounting impacting income taxes related to the deferred tax liabilities for certain acquisitions the Company made in 2020 and 2021, the classification of the Series C and Series D preferred shares issued in connection with these acquisitions, errors in the valuation of certain assets acquired for one of the acquisitions in 2021, and errors in the recording of forgiveness of PPP loans that were assumed as part of certain acquisitions in 2020 and 2021.